Risk management - Cover values including guarantees received - Business lending portfolio by industry (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 887,454	€ 853,930
Central Banks [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	113,250	65,766
Real estate [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	53,632	54,275
Natural resources [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	45,549	55,894
Transportation & Logistics [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	28,960	30,980
Non-Bank Financial Institutions [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	42,848	39,981
Food, Beverages & Personal Care [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	22,843	24,802
Services [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	20,993	22,046
Commercial Banks [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	53,509	56,788
Utilities [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	18,556	17,263
General Industries [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	17,648	19,632
Chemicals, Health & Pharmaceuticals [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings		16,443
Other [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	65,279	69,046
Business Lending [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	388,270	378,444
Business Lending [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	8,261	7,856
Business Lending [Member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	161,474	154,351
Business Lending [Member] | Mortgages [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	3,027	2,600
Business Lending [Member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	20,431	21,073
Business Lending [Member] | Financial Collateral [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	230	281
Business Lending [Member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	94,913	93,407
Business Lending [Member] | Guarantees [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	3,803	2,643
Business Lending [Member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	302,357	296,286
Business Lending [Member] | Other covers [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	€ 6,915	€ 6,305
Business Lending [Member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	43.10%	36.70%
Business Lending [Member] | No cover [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	29.10%	32.60%
Business Lending [Member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	4.90%	6.00%
Business Lending [Member] | Greater than zero percentage to twenty five percentage [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	5.20%	3.60%
Business Lending [Member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	4.20%	4.40%
Business Lending [Member] | Greater than twenty five percentage to fifty percentage [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	5.00%	7.90%
Business Lending [Member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	4.20%	5.70%
Business Lending [Member] | Greater than fifty percentage to seventy five percentage [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	8.50%	9.20%
Business Lending [Member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	7.90%	8.20%
Business Lending [Member] | Greater than seventy five percentage to less than hundred percentage [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	14.20%	16.50%
Business Lending [Member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	35.70%	39.10%
Business Lending [Member] | Greater than or equal to 100 [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	38.10%	30.20%
Business Lending [Member] | Central Banks [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 79,464	€ 42,087
Business Lending [Member] | Central Banks [Member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	€ 23	€ 7
Business Lending [Member] | Central Banks [Member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	100.00%	100.00%
Business Lending [Member] | Central Banks [Member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.00%
Business Lending [Member] | Central Banks [Member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.00%
Business Lending [Member] | Central Banks [Member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.00%
Business Lending [Member] | Central Banks [Member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.00%
Business Lending [Member] | Central Banks [Member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.00%
Business Lending [Member] | Real estate [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 52,743	€ 53,564
Business Lending [Member] | Real estate [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	99,824	98,238
Business Lending [Member] | Real estate [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	1,176	1,589
Business Lending [Member] | Real estate [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	6,644	6,869
Business Lending [Member] | Real estate [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	€ 28,378	€ 20,353
Business Lending [Member] | Real estate [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	3.30%	4.00%
Business Lending [Member] | Real estate [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.70%	0.60%
Business Lending [Member] | Real estate [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	2.10%	2.10%
Business Lending [Member] | Real estate [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	1.50%	1.80%
Business Lending [Member] | Real estate [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	7.40%	8.70%
Business Lending [Member] | Real estate [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	85.10%	82.90%
Business Lending [Member] | Natural resources [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 43,209	€ 53,796
Business Lending [Member] | Natural resources [Member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	1,453	1,197
Business Lending [Member] | Natural resources [Member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	2,192	2,426
Business Lending [Member] | Natural resources [Member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	23,503	22,041
Business Lending [Member] | Natural resources [Member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	€ 35,739	€ 35,691
Business Lending [Member] | Natural resources [Member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	24.50%	26.60%
Business Lending [Member] | Natural resources [Member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	14.40%	15.30%
Business Lending [Member] | Natural resources [Member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	13.00%	9.60%
Business Lending [Member] | Natural resources [Member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	7.20%	11.60%
Business Lending [Member] | Natural resources [Member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	15.90%	12.90%
Business Lending [Member] | Natural resources [Member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	25.00%	24.10%
Business Lending [Member] | Transportation & Logistics [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 27,395	€ 29,303
Business Lending [Member] | Transportation & Logistics [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	7,251	3,293
Business Lending [Member] | Transportation & Logistics [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	182	169
Business Lending [Member] | Transportation & Logistics [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	7,487	7,519
Business Lending [Member] | Transportation & Logistics [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	€ 37,220	€ 36,223
Business Lending [Member] | Transportation & Logistics [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	18.20%	17.00%
Business Lending [Member] | Transportation & Logistics [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	5.10%	6.40%
Business Lending [Member] | Transportation & Logistics [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	2.40%	2.30%
Business Lending [Member] | Transportation & Logistics [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	3.90%	4.10%
Business Lending [Member] | Transportation & Logistics [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	11.70%	11.30%
Business Lending [Member] | Transportation & Logistics [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	58.80%	58.90%
Business Lending [Member] | Non-Bank Financial Institutions [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 22,225	€ 22,593
Business Lending [Member] | Non-Bank Financial Institutions [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	1,139	1,434
Business Lending [Member] | Non-Bank Financial Institutions [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	10,771	11,339
Business Lending [Member] | Non-Bank Financial Institutions [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	3,766	5,638
Business Lending [Member] | Non-Bank Financial Institutions [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	€ 46,286	€ 41,084
Business Lending [Member] | Non-Bank Financial Institutions [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	42.90%	30.90%
Business Lending [Member] | Non-Bank Financial Institutions [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	3.50%	3.70%
Business Lending [Member] | Non-Bank Financial Institutions [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	2.30%	5.10%
Business Lending [Member] | Non-Bank Financial Institutions [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	3.60%	6.50%
Business Lending [Member] | Non-Bank Financial Institutions [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	4.60%	7.10%
Business Lending [Member] | Non-Bank Financial Institutions [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	43.20%	46.60%
Business Lending [Member] | Food, Beverages & Personal Care [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 20,594	€ 22,585
Business Lending [Member] | Food, Beverages & Personal Care [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	8,346	8,030
Business Lending [Member] | Food, Beverages & Personal Care [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	430	407
Business Lending [Member] | Food, Beverages & Personal Care [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	9,473	8,777
Business Lending [Member] | Food, Beverages & Personal Care [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	€ 33,918	€ 34,633
Business Lending [Member] | Food, Beverages & Personal Care [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	25.00%	24.50%
Business Lending [Member] | Food, Beverages & Personal Care [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	5.10%	5.20%
Business Lending [Member] | Food, Beverages & Personal Care [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	5.90%	7.80%
Business Lending [Member] | Food, Beverages & Personal Care [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	9.60%	10.30%
Business Lending [Member] | Food, Beverages & Personal Care [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	14.00%	12.80%
Business Lending [Member] | Food, Beverages & Personal Care [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	40.30%	39.50%
Business Lending [Member] | Services [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 19,632	€ 21,044
Business Lending [Member] | Services [Member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	10,623	10,090
Business Lending [Member] | Services [Member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	1,855	1,519
Business Lending [Member] | Services [Member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	8,394	8,799
Business Lending [Member] | Services [Member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	€ 23,917	€ 29,470
Business Lending [Member] | Services [Member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	27.90%	30.70%
Business Lending [Member] | Services [Member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	5.80%	5.00%
Business Lending [Member] | Services [Member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	7.00%	6.30%
Business Lending [Member] | Services [Member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	5.30%	6.50%
Business Lending [Member] | Services [Member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	7.20%	6.90%
Business Lending [Member] | Services [Member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	46.90%	44.60%
Business Lending [Member] | Commercial Banks [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 17,931	€ 22,508
Business Lending [Member] | Commercial Banks [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	313	331
Business Lending [Member] | Commercial Banks [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	107	130
Business Lending [Member] | Commercial Banks [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	1,546	1,656
Business Lending [Member] | Commercial Banks [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	€ 3,868	€ 6,062
Business Lending [Member] | Commercial Banks [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	74.80%	72.40%
Business Lending [Member] | Commercial Banks [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	1.00%	3.30%
Business Lending [Member] | Commercial Banks [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	3.40%	2.00%
Business Lending [Member] | Commercial Banks [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	1.70%	1.60%
Business Lending [Member] | Commercial Banks [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	8.20%	5.90%
Business Lending [Member] | Commercial Banks [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	10.80%	14.80%
Business Lending [Member] | Utilities [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 16,948	€ 15,952
Business Lending [Member] | Utilities [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	185	242
Business Lending [Member] | Utilities [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	1,011	1,036
Business Lending [Member] | Utilities [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	4,464	3,785
Business Lending [Member] | Utilities [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	€ 9,723	€ 7,928
Business Lending [Member] | Utilities [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	42.30%	41.70%
Business Lending [Member] | Utilities [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	19.10%	19.70%
Business Lending [Member] | Utilities [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	5.20%	3.90%
Business Lending [Member] | Utilities [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	4.30%	5.50%
Business Lending [Member] | Utilities [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	3.00%	2.00%
Business Lending [Member] | Utilities [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	26.00%	27.30%
Business Lending [Member] | General Industries [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 16,417	€ 18,849
Business Lending [Member] | General Industries [Member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	5,563	5,031
Business Lending [Member] | General Industries [Member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	241	246
Business Lending [Member] | General Industries [Member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	5,736	5,369
Business Lending [Member] | General Industries [Member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	€ 20,781	€ 22,154
Business Lending [Member] | General Industries [Member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	31.50%	32.20%
Business Lending [Member] | General Industries [Member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	4.00%	5.10%
Business Lending [Member] | General Industries [Member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	5.70%	4.30%
Business Lending [Member] | General Industries [Member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	9.60%	8.30%
Business Lending [Member] | General Industries [Member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	9.90%	9.60%
Business Lending [Member] | General Industries [Member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	39.30%	40.60%
Business Lending [Member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 14,120	€ 15,410
Business Lending [Member] | Chemicals, Health & Pharmaceuticals [Member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	7,558	8,361
Business Lending [Member] | Chemicals, Health & Pharmaceuticals [Member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	194	203
Business Lending [Member] | Chemicals, Health & Pharmaceuticals [Member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	4,391	3,744
Business Lending [Member] | Chemicals, Health & Pharmaceuticals [Member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	€ 12,332	€ 12,439
Business Lending [Member] | Chemicals, Health & Pharmaceuticals [Member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	26.00%	26.40%
Business Lending [Member] | Chemicals, Health & Pharmaceuticals [Member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	5.70%	6.70%
Business Lending [Member] | Chemicals, Health & Pharmaceuticals [Member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	3.60%	3.90%
Business Lending [Member] | Chemicals, Health & Pharmaceuticals [Member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	7.70%	7.50%
Business Lending [Member] | Chemicals, Health & Pharmaceuticals [Member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	13.60%	11.80%
Business Lending [Member] | Chemicals, Health & Pharmaceuticals [Member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	43.50%	43.70%
Business Lending [Member] | Builders And Contractors [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 13,895	€ 15,054
Business Lending [Member] | Builders And Contractors [Member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	7,583	7,449
Business Lending [Member] | Builders And Contractors [Member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	309	201
Business Lending [Member] | Builders And Contractors [Member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	4,490	3,802
Business Lending [Member] | Builders And Contractors [Member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	€ 15,711	€ 15,704
Business Lending [Member] | Builders And Contractors [Member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	26.30%	27.50%
Business Lending [Member] | Builders And Contractors [Member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	6.20%	6.70%
Business Lending [Member] | Builders And Contractors [Member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	6.40%	7.20%
Business Lending [Member] | Builders And Contractors [Member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	8.90%	8.60%
Business Lending [Member] | Builders And Contractors [Member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	10.40%	8.70%
Business Lending [Member] | Builders And Contractors [Member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	41.70%	41.20%
Business Lending [Member] | Other [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 43,696	€ 45,698
Business Lending [Member] | Other [member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	11,635	10,655
Business Lending [Member] | Other [member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	1,938	1,800
Business Lending [Member] | Other [member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	15,020	15,407
Business Lending [Member] | Other [member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	€ 34,484	€ 34,546
Business Lending [Member] | Other [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	40.00%	41.50%
Business Lending [Member] | Other [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	5.10%	4.90%
Business Lending [Member] | Other [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	4.30%	4.60%
Business Lending [Member] | Other [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	6.10%	5.80%
Business Lending [Member] | Other [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	10.50%	7.70%
Business Lending [Member] | Other [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	34.10%	35.40%